Share Based Compensation - Schedule of the Option Activity (Details) - Stock Options [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Option Activity [Line Items]
Number of share options, Outstanding, Ending	[1]			427,060	272,126
Weighted average exercise price, Outstanding, Ending				$ 3.59	$ 21.54
Remaining contractual term in years, Outstanding, Ending				9 years 3 months 10 days	10 years 9 months 29 days
Aggregate Intrinsic value, Outstanding, Ending
Number of share options, Outstanding, Granted	[1]			403,820
Weighted average exercise price, Granted				$ 2.68
Number of share options, Outstanding, Exercised	[1]		(427,060)	(791)
Weighted average exercise price, Exercised			$ 1.49	$ 20.9
Aggregate Intrinsic value, Exercised			$ 1,436,963
Number of share options, Outstanding, Modified	[1]			(248,095)
Weighted average exercise price, Modified				$ 21.74
Number of share options, Outstanding, Exercisable	[1]			420,157
Weighted average exercise price, Exercisable				$ 3.43
Remaining contractual term in years, Exercisable				9 years 5 months 1 day
Aggregate Intrinsic value, Exercisable
Number of share options, Vested	[1]			420,157
Weighted average exercise price, Vested				$ 3.43

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.